NOTES PAYABLE - Senior Secured Notes (Details) (USD $)	0 Months Ended
Jul. 02, 2014
Senior Secured Notes
Debt Instrument [Line Items]
Debt, face amount	150,000,000
Stated interest rate	10.00%
Senior secured notes | On or after January 15, 2017 and prior to July 15, 2017
Debt Instrument [Line Items]
Redemption price percentage	107.50%
Senior secured notes | On or after July 15, 2017 and prior to July 15, 2018
Debt Instrument [Line Items]
Redemption price percentage	105.00%
Senior secured notes | On and after July 15, 2018
Debt Instrument [Line Items]
Redemption price percentage	100.00%
Senior secured notes | Senior Secured Notes | Prior to July 15, 2017
Debt Instrument [Line Items]
Redemption price percentage	100.00%
Maximum percentage of principal amount redeemable	35.00%
Senior secured notes | Senior Secured Notes | Prior to July 15, 2017 | Net proceeds of equity offering
Debt Instrument [Line Items]
Redemption price percentage	110.00%
Senior secured notes | Senior Secured Notes | Prior to July 15, 2017 | Change of Control
Debt Instrument [Line Items]
Redemption price percentage	101.00%
Senior secured notes | Senior Secured Notes | Prior to July 15, 2017 | Asset Sale
Debt Instrument [Line Items]
Redemption price percentage	100.00%
Proceeds from asset sale	7,500,000
Senior secured notes | Exchange Notes
Debt Instrument [Line Items]
Covenant, period to file registration statement with SEC for Exchange Notes	300 days
Covenant, period to become effective	390 days
Covenant, selling period upon effective registration	30 days